Commitments and Contingencies - Derivative Commitments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Derivative, liability position, fair value	$ 252
Collateral posted, fair value	271
GMWB product derivatives
Loss Contingencies [Line Items]
Collateral posted, fair value	$ 0